Fair Value Financial Instruments - Fair Value Financial Instruments (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest receivable	$ 160,458	$ 128,900	$ 129,972
Carrying Value Disclosure
Cash and equivalents	4,835,549	3,767,102	3,143,377
Accounts receivable	188,350	245,125	197,687
Interest receivable	160,458	128,900	129,672
Mortgage loans receivable	27,278,707	28,014,330	26,675,361
Bond portfolio	8,890,790	9,008,603	9,279,442
Secured investor certificates	28,041,000	27,746,000	25,695,000
Fair Value Disclosure
Cash and equivalents	4,835,549	3,767,102	3,143,377
Accounts receivable	188,350	245,125	197,687
Interest receivable	160,458	128,900	129,672
Mortgage loans receivable	35,794,751	34,117,383	28,950,766
Bond portfolio	8,890,790	9,008,603	9,279,442
Secured investor certificates	$ 36,392,904	$ 37,500,487	$ 36,312,309